Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Income taxes	23. Income taxes
Income taxes recognized in the income statements can be detailed as follows:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Current year	$(53,462)	$(9,592)	$(27,162)
Income tax prior years	(383)	(2,080)	(12)
Current tax (expense)/benefit	(53,845)	(11,672)	(27,174)

Recognition of deferred tax assets	724,700	—	—
Originating and reversal of temporary differences	77,005	21,115	46,894
Deferred tax benefit	801,705	21,115	46,894

Total tax benefit	$747,860	$9,443	$19,720
The difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes is as follows:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
(Profit)/Loss before taxes	$(85,180)	$304,496	$729,314
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates	(21,977)	78,560	188,163
Effect of intercompany asset deal/transaction	—	396	(112,200)
Effect of expenses not deductible in determining taxable	(5,383)	(2,674)	(1,570)
Effect of share based payment expenses that are not deductible in determining taxable results	(13,151)	(43,040)	(27,043)
Effect of stock issue expenses that are not taxable in determining taxable results	—	18,620	11,412
Effect of concessions	102,823	87,123	18,263
Effect of change of (de)recognition of deferred tax assets on tax losses	187,361	(2,282)	(194)
Effect of different tax rates in jurisdictions in which the company operates	4,169	(3,509)	(5,566)
Effect of change of (de)recognition of deferred tax assets	535,598	(124,457)	(51,320)
Effect of foreign exchange translation	(38,307)	—	—
Other 1)	(3,273)	706	(225)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$747,860	$9,443	$19,720
1) Comparative figures have been presented to be consistent with the one adopted in the current year.
Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profits will be available in the look-forward period. The Company believes that it is probable that sufficient future taxable profits will be generated to support the recognized deferred tax asset for tax losses carried forward in Belgium. As part of its assessment, the
Company has taken into account recent taxable profits or losses, forecasted operating profits and taxable earnings, U.S.
based Product Net Sales from the commercialization of the VYVGART franchise, evolution of the external competitive landscape, and likelihood that factors contributing to past losses will not recur, while considering the risks and uncertainties associated with those forecasts. We consider that the management forecasts used specifically in this assessment to be reasonable, based on historical accuracy and alignment with external market data.
The Company considered ordering rules established by tax legislation Belgium noting that under Belgian tax legislation, tax losses and Innovation Income Deduction can be carried forward indefinitely. Based on the weight of available evidence, in the fourth quarter of 2024, the Company recognized a consolidated tax benefit for previously unrecognized net deferred tax assets existing as of December 31, 2023 amounting to $725 million. As of December 31, 2024, the
Company’s balance of net deferred tax assets for argenx BV totaled $708 million.
During 2022, argenx Benelux BV transferred certain pipeline activities to argenx BV through a transfer of assets,
(hereafter referred to as “asset deal”), for a total amount of $449 million. As a result of the asset deal, argenx Benelux
BV realized a capital gain on this intellectual property, which results in the rate reconciling item categorized as “effect of intercompany asset deal/transaction”.
The amount of deferred tax assets and liability by type of temporary difference can be detailed as follows:

	As of December 31, 2024
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation income deduction	$122,306	$—	$122,306
Net operating loss carryforwards	177,599	—	177,599
Capitalized R&D expenses	312,420	—	312,420
Intangible assets	100,321	—	100,321
Accruals and allowances	25,037	—	25,037
Share-based payments	71,481	—	71,481
Profit in inventory	110,474	—	110,474
Other tax carryforwards	8,874		8,874
Property, plant and equipment	3,392	(3,012)	380
Non-current fixed assets	—	(6,289)	(6,289)
Other	2,265	(569)	1,696
Netting by taxable entity	(9,870)	9,870	—

Net deferred tax assets	$924,299	$—	$924,299

	As of December 31, 2023
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$13,189	$—	$13,189
Share-based payments	23,310	—	23,310
Profit in inventory	52,026	—	52,026
Other tax carryforwards	6,339	—	6,339
Property, plant and equipment	2,136	(1,550)	586
Non-current fixed assets	—	(5,155)	(5,155)
Other	1,760	—	1,760
Netting by taxable entity	(1,549)	1,550	1

Net deferred tax assets/(liabilities)	$97,211	$(5,155)	$92,056

	As of December 31, 2022
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$8,884	$—	$8,884
Share-based payments	26,887	—	26,887
Profit in inventory	29,711	—	29,711
R&D capitalized expense	11,316	—	11,316
Property, plant and equipment	856	(549)	307
Intangible assets	—	(3,430)	(3,430)
Non-current fixed assets	—	(4,975)	(4,975)
Other	2,117	—	2,117
Netting by taxable entity	(549)	549	—

Net deferred tax assets/(liabilities)	$79,222	$(8,406)	$70,817
The change in net deferred taxes recorded in the consolidated statements of financial position can be detailed as follows:

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2024	$97,211	$(5,155)
Recognized in profit or loss	758,264	5,155
Recognized in equity	30,846	—
Effects of change in foreign exchange rate	37,978	—
Balance on December 31, 2024	$924,299	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2023	$79,222	$(8,406)
Recognized in profit or loss	17,685	3,430
Recognized in equity	381	—
Effects of change in foreign exchange rate	(77)	(179)
Balance on December 31, 2023	$97,211	$(5,155)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2022	$32,191	$(6,438)
Recognized in profit or loss	49,075	(2,180)
Recognized in equity	(1,960)	—
Effects of change in foreign exchange rate	(84)	212
Balance on December 31, 2022	$79,222	$(8,406)
The Company also has unrecognized tax losses carried forward in the Netherlands in the amount of $46 million as of
December 31, 2024, compared to $33 million on December 31, 2023 and $35 million on December 31, 2022. These losses carried forward do not have an expiration date based upon the applicable enacted tax legislation in the
Netherlands.
As of December 31, 2024, the Company has $125 million of undistributed earnings attributable to foreign subsidiaries for which no provision for deferred tax liabilities have been recognized because the Company has control over the timing of the reversal of the temporary differences and there are no plans of distributions in the foreseeable future.
On 23 May 2023, the International Accounting Standards Board (the IASB or Board) issued International Tax Reform –
Pillar Two Model Rules – Amendments to IAS 12 which clarified the application of IAS 12 Income Taxes arising from tax law enacted or substantively enacted to implement the OECD/G20 Inclusive Framework on Base Erosion and Profit
Shifting Pillar Two model rules.
Based on current information, management expects that the Company will be subject to the Pillar Two Directive and implementing domestic laws in 2025, as it is the year the Company has met all requirements under the Pillar Two legislation. The company is currently in the process of determining the impact, if any, for 2025. Based on the preliminary analysis, we do not expect the Pillar Two Rules to have a material impact on our effective tax rate.
It is unclear if the Pillar Two model rules create additional temporary differences, whether to remeasure deferred taxes for the Pillar Two model rules, and which tax rate to use to measure deferred taxes. In response to this unclarity, the amendments mentioned above introduced a mandatory temporary exception to the requirements of IAS 12 under which a company does not recognize or disclose information about deferred tax assets and liabilities related to the Pillar Two model rules. We continue to apply the temporary exception for the year ended December 31, 2024.